Cash And Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Description of accounting policy for determining components of cash and cash equivalents [text block]
These are financial assets, measured at amortized cost, maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value and when redeemable within 90 days.